Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities.
Lease liabilities	$ 36	$ 26	$ 37
Lease liabilities		28	56
Total		$ 54	$ 93